Consolidated statements of cash flows - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating activities
Net income	€ 329,709,000	€ 376,983,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	174,994,000	189,908,000
Change in deferred taxes, net	(8,147,000)	(17,124,000)
(Gain) loss on sale of fixed assets and investments	2,028,000	3,143,000
Compensation expense related to share-based plans	18,656,000	14,607,000
Investments in equity method investees, net	22,303,000	(12,640,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(462,386,000)	(279,921,000)
Inventories	(84,210,000)	(11,690,000)
Other current and non-current assets	(15,299,000)	11,188,000
Accounts receivable from related parties	(10,370,000)	(2,127,000)
Accounts payable to related parties	90,081,000	8,086,000
Accounts payable, provisions and other current and non-current liabilities	(45,524,000)	(16,522,000)
Paid interest	(108,473,000)	(141,995,000)
Received interest	6,436,000	13,280,000
Income tax payable	98,827,000	187,225,000
Paid income taxes	(53,433,000)	(152,805,000)
Net cash provided by (used in) operating activities	(44,808,000)	169,596,000
Investing activities
Purchases of property, plant and equipment	(221,486,000)	(197,548,000)
Proceeds from sale of property, plant and equipment	3,095,000	2,480,000
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(181,403,000)	(160,211,000)
Proceeds from divestitures	158,000	299,000
Net cash provided by (used in) investing activities	(399,636,000)	(354,980,000)
Financing activities
Proceeds from short-term debt	268,785,000	144,118,000
Repayments of short-term debt	(18,889,000)	(13,692,000)
Proceeds from short-term debt from related parties	31,800,000	116,000,000
Repayments of short-term debt from related parties	0	0
Proceeds from long-term debt and capital lease obligations	105,899,000	2,053,000
Repayments of long-term debt and capital lease obligations	(15,027,000)	(29,277,000)
Increase (decrease) of accounts receivable securitization program	9,356,000	(4,696,000)
Proceeds from exercise of stock options	562,000	4,436,000
Distributions to noncontrolling interests	(50,951,000)	(80,119,000)
Contributions from noncontrolling interests	6,303,000	7,562,000
Net cash provided by (used in) financing activities	337,838,000	146,385,000
Effect of exchange rate changes on cash and cash equivalents	(25,125,000)	692,000
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(131,731,000)	(38,307,000)
Cash and cash equivalents at beginning of period	978,109,000
Cash and cash equivalents at end of period	€ 846,378,000	€ 670,575,000